UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Americus Capital Advisors, LLC

Address:  660 Madison Avenue, 21st Floor
          New York, New York 10021


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Reiferson
Title:    Managing Principal
Phone:    (212)867-9766


Signature, Place and Date of Signing:


/s/ Paul Reiferson             New York, New York           February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $139,977
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None




COLUMN 1                             COLUMN  2  COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                     TITLE                 VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                       OF CLASS   CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS SOLE      SHARED NONE
--------------                       --------   -----      --------  -------    --- ----  ----------  -------- ----      ------ ----
ALLEGHENY ENERGY INC                 COM        017361106  16,410      257,980  SH        SOLE        NONE       257,980
AMERICAN EAGLE OUTFITTERS INC (NEW)  COM        02553E106   7,938      382,188  SH        SOLE        NONE       382,188
AMERIPRISE FINL INC                  COM        03076C106  10,147      184,127  SH        SOLE        NONE       184,127
ARTHROCARE CORP                      COM        043136100   2,455       51,100      PUT   SOLE        NONE        51,100
ASSISTED LIVING CONCPT NEV N         CL A       04544X102  29,958    3,994,391  SH        SOLE        NONE     3,994,391
BEAR STEARNS COS INC                 COM        073902108   1,765       20,000      PUT   SOLE        NONE        20,000
BRIGHTPOINT INC                      COM NEW    109473405   6,092      396,635  SH        SOLE        NONE       396,635
BROADRIDGE FINL SOLUTIONS INC        COM        11133T103  22,638    1,009,269  SH        SOLE        NONE     1,009,269
BURLINGTON NORTHN SANTA FE C         COM        12189T104   1,540       18,500  SH        SOLE        NONE        18,500
DSW INC                              CL A       23334L102   1,840       98,056  SH        SOLE        NONE        98,056
E TRADE FINANCIAL CORP               COM        269246104     450      126,800      CALL  SOLE        NONE       126,800
FIDELITY NATIONAL FINANCIAL          CL A       31620R105   3,309      226,492  SH        SOLE        NONE       226,492
FOREST LABS INC                      COM        345838106   6,484      177,900  SH        SOLE        NONE       177,900
KRAFT FOODS INC                      CL A       50075N104   3,751      114,969  SH        SOLE        NONE       114,969
MERRILL LYNCH & CO INC               COM        590188108   1,610       30,000      PUT   SOLE        NONE        30,000
NYSE EURONEXT                        COM        629491101   5,845       66,590  SH        SOLE        NONE        66,590
PHARMERICA CORP                      COM        71714F104   1,986      143,100  SH        SOLE        NONE       143,100
RETAIL VENTURES INC                  COM        76128Y102   1,723      338,541  SH        SOLE        NONE       338,541
SAIC, INC                            COM        78390X101   6,173      306,799  SH        SOLE        NONE       306,799
SUNCOR ENERGY INC                    COM        867229106   7,682       70,651  SH        SOLE        NONE        70,651
TRAVELCENTERS OF AMERICA LLC         COM        894174101     630       50,420  SH        SOLE        NONE        50,420



SK 25220 0005 854874